Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net loss	$ (9,491,138)	$ (49,389,758)	$ (52,434,767)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	463,753	1,231,919	607,164
Share-based compensation cost in relation to disposition of Yisheng	0	522,251	0
Share-based compensation cost in relation to acquisition of Ku6 Holding Limited	0	0	1,284,766
Depreciation and amortization	3,500,748	5,197,444	5,266,212
Amortization and write-down of licensed video copyrights	0	3,721,696	15,751,814
Impairment for intangible assets	0	1,365,376	0
Bad debt provision (reversal)	(2,255,301)	3,459,826	1,474,568
Inventory provision	0	0	84,481
Exchange loss (gains)	(224,332)	292,296	(898,682)
Equity in losses of affiliated companies	252,585	263,313	0
Gain from disposal of subsidiary	0	0	(4,486,786)
Losses on disposal of property and equipment	27,719	2,977,098	196,969
Changes in assets and liabilities, net of acquisitions and dispositions:
Accounts receivable	2,954,041	3,815,524	(8,678,575)
Prepaid expenses and other current assets	360,963	(1,519,380)	(796,237)
Amount due from related parties	(1,658,858)	(3,913,409)	(2,836,461)
Deposits and other non-current assets	0	(306,741)	(414)
Inventories	0	31,038	(94,101)
Deferred taxes	0	(99,479)	(72,985)
Accounts payable	(1,485,189)	(7,906,294)	8,753,566
Notes payable	0	0	(54,218)
Accrued expenses and other current liabilities	(663,166)	621,237	5,976,116
Amount due to related parties	132,037	461,247	1,408,305
Income tax payable	0	0	(20,633)
Net cash used in operating activities	(8,086,138)	(39,174,796)	(29,569,898)
Investing activities:
Decrease of short-term investments	0	0	10,000,000
Purchases of property and equipment	(1,277,455)	(2,362,785)	(6,586,819)
Proceeds from disposal of property and equipment	24,054	0	0
Payment for licensed video copyright	(236,360)	(5,529,949)	(15,046,257)
Proceeds (cash-out) from disposal of subsidiaries, net of cash disposed ($669,705, $111,597 and nil for the years ended December 31, 2010, 2011 and 2012, respectively)	0	(111,597)	4,376,048
Acquisition of subsidiaries, net of cash acquired ($329,743, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively)	0	0	329,743
Proceeds from disposal of wireless value-added service and recorded music businesses to Shanda, net of cash disposed ($24,948,577 for the year ended December 31, 2010)	0	0	12,295,323
Restricted cash for pledge of bank loans	3,600,000	(3,600,000)	0
Repayment of loans to related parties under common control of Shanda	14,000,000	0	0
Loan to related parties under common control of Shanda	(470,000)	(14,108,019)	(3,200,000)
Net cash provided by (used in) investing activities	15,640,239	(25,712,350)	2,168,038
Financing activities:
Proceeds from exercise of stock options	0	3,750	20,350
Proceeds from issuance of ordinary shares to Shanda	0	50,000,000	0
Proceeds from issuance of Convertible Bond to Shanda	0	50,000,000	0
Cash paid for redemption of Convertible Bond to Shanda	0	(50,000,000)	0
Repurchase of ordinary shares	(8,169,481)	0	0
Borrowings from bank	0	3,177,680	0
Repayment of loans from bank	(3,148,120)	0	0
Borrowings from related parties under common control by Shanda	0	13,335,896	4,596,001
Repayment of borrowings from related parties under common control of Shanda	(9,904,620)	(3,189,527)	0
Net cash provided by (used in) financing activities	(21,222,221)	63,327,799	4,616,351
Effect of exchange rate changes on cash and cash equivalents	(11,320)	1,014,955	336,394
Net decrease in cash and cash equivalents	(13,679,440)	(544,392)	(22,449,115)
Cash and cash equivalents, beginning of year	26,750,427	27,294,819	49,743,934
Cash and cash equivalents, end of year	13,070,987	26,750,427	27,294,819
Supplemental disclosure of cash flow information:
Loan interest paid	453,657	703,108	30,903
Income taxes paid	0	0	23,047
Supplemental disclosure of non-cash investing and financing activities:
Accounts payable related to purchase of property and equipment	3,195	0	2,045,032
Accounts payable related to licensed video copyright	0	1,108,057	2,946,304
Issuance of ordinary shares to Shanda for Yisheng	0	0	12,461,538
Purchase of additional equity interests of Yisheng from non-controlling shareholders	0	0	4,153,846
Issuance of ordinary shares related to acquisitions of Ku6 Holding Limited	$ 0	$ 0	$ 28,875,001